SUBSEQUENT EVENTS	6 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 26. SUBSEQUENT EVENTS

On January 21, 2021, the Company issued 59,998 shares and 128,664 shares to the Company’s employees, which pertains to the last batch of restricted shares vested on October 13, 2020 under the restricted shares plans granted on October 13, 2017 and the second batch of restricted shares vested on August 21, 2020 under the restricted shares plans granted on August 21, 2018, respectively.

On April 5, 2021 at 9:00 a.m., Beijing Time (9 p.m. ET on April 4, 2021), at Room 1902, King Long International Mansion, 9 Fulin Road, Beijing, China , the Company had its annual meeting of shareholders for the fiscal year ended June 30, 2020 and adopted the following resolutions:

1) To elect two Class II members of the board of directors, Mr. Jijun Hu and Mr. Nelson N.S. Wong, to serve a term expiring at the Annual Meeting following the fiscal year ending June 30, 2023 or until their successors are duly elected and qualified;

2) To ratify the appointment of Friedman LLP as the Company’s independent registered public accounting firm for the fiscal year ending June 30, 2021;

3) To approve a special resolution that the authorized share capital of the Company be amended from US$1,850,000 divided into 20,000,000 ordinary shares of a nominal or par value of US$0.0925 each (the “Ordinary Shares”), to US$15,725,000 divided into 150,000,000 Class A ordinary shares of a nominal or par value of US$0.0925 each (the “Class A Ordinary Shares”) and 20,000,000 Class B ordinary shares of a nominal or par value of US$0.0925 each (the “Class B Ordinary Shares”) (the “Amendment to the Authorized Share Capital”), by (i) the conversion into stock of each issued and outstanding Ordinary Share and their immediate reconversion into a Class A Ordinary Share; (ii) the re-designation of each authorized and unissued Ordinary Share as a Class A Ordinary Share; (iii) the creation of additional 130,000,000 Class A Ordinary Shares; and (iv) the creation of 20,000,000 Class B Ordinary Shares;

4) To approve a special resolution that the Third Amended and Restated Memorandum and Articles of Association of the Company (the “Third M&AA”) annexed hereto as Annex A which incorporate amendments including but not limited to Amendment to the Authorized Share Capital, be and hereby are, approved and adopted with immediate effect in substitution for the Second Amended and Restated Memorandum and Articles of Association of the Company (the “Second M&AA”);

5) To approve an ordinary resolution that the 2021 Equity Incentive Plan (the “2021 Plan”) annexed hereto as Annex B is hereby approved and adopted;and

6) To transact any other business as may properly come before the meeting in accordance with Article 47 of the Company’s Second Amended and Restated Articles of Association (the “Second AA”).